STOCK OPTION PLAN AND WARRANTS (Details Narrative) - USD ($)			12 Months Ended
	Jan. 18, 2010	Oct. 15, 2009	Dec. 31, 2020	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding			7,616,200			6,741,200	6,046,200
Unrecognized stock- based compensation			$ 0
Weighted-average term			3 years
2009 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock issued		1,500,000
Options outstanding			0
2010 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding			7,616,200
Number of options to purchase	1,000,000
Number of common stock shares issued increase during the period				13,000,000	3,000,000
Two Thousand Nine Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		1,500,000
Two Thousand Ten Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	1,000,000			13,000,000	3,000,000
2020 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding			2,500,000
2020 Stock Option Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			10,000,000